Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2030 Fund

June 30, 2021

Z30-QTLY-0821
1.9884240.104

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	648	$12,484
Fidelity Series Commodity Strategy Fund (a)	847	4,720
Fidelity Series Large Cap Growth Index Fund (a)	453	7,960
Fidelity Series Large Cap Stock Fund (a)	445	8,812
Fidelity Series Large Cap Value Index Fund (a)	1,088	16,804
Fidelity Series Small Cap Opportunities Fund (a)	230	4,198
Fidelity Series Value Discovery Fund (a)	370	6,222
TOTAL DOMESTIC EQUITY FUNDS
(Cost $46,892)		61,200

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	227	3,189
Fidelity Series Emerging Markets Fund (a)	163	1,984
Fidelity Series Emerging Markets Opportunities Fund (a)	664	17,827
Fidelity Series International Growth Fund (a)	380	7,442
Fidelity Series International Index Fund (a)	253	3,115
Fidelity Series International Small Cap Fund (a)	117	2,609
Fidelity Series International Value Fund (a)	664	7,414
Fidelity Series Overseas Fund (a)	545	7,429
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $39,158)		51,009

Bond Funds - 31.6%
Fidelity Series Corporate Bond Fund (a)	700	7,806
Fidelity Series Emerging Markets Debt Fund (a)	99	926
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	30	306
Fidelity Series Floating Rate High Income Fund (a)	19	178
Fidelity Series Government Bond Index Fund (a)	917	9,739
Fidelity Series High Income Fund (a)	112	1,075
Fidelity Series Inflation-Protected Bond Index Fund (a)	874	9,600
Fidelity Series International Credit Fund (a)	7	69
Fidelity Series Investment Grade Bond Fund (a)	913	10,703
Fidelity Series Investment Grade Securitized Fund (a)	714	7,392
Fidelity Series Long-Term Treasury Bond Index Fund (a)	613	5,128
Fidelity Series Real Estate Income Fund (a)	55	644
TOTAL BOND FUNDS
(Cost $52,696)		53,566

Short-Term Funds - 2.3%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	1,041	1,041
Fidelity Series Short-Term Credit Fund (a)	66	670
Fidelity Series Treasury Bill Index Fund (a)	220	2,204
TOTAL SHORT-TERM FUNDS
(Cost $3,911)		3,915
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $142,657)		169,690
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$169,690

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$11,225	$1,284	$1,260	$--	$75	$1,160	$12,484
Fidelity Series Canada Fund	2,572	405	41	--	1	252	3,189
Fidelity Series Commodity Strategy Fund	4,113	394	350	--	19	544	4,720
Fidelity Series Corporate Bond Fund	6,713	964	68	46	--	197	7,806
Fidelity Series Emerging Markets Debt Fund	808	96	--	9	--	22	926
Fidelity Series Emerging Markets Debt Local Currency Fund	267	30	--	--	--	9	306
Fidelity Series Emerging Markets Fund	1,892	158	147	--	(2)	83	1,984
Fidelity Series Emerging Markets Opportunities Fund	17,020	1,455	1,447	--	(1)	800	17,827
Fidelity Series Floating Rate High Income Fund	156	21	--	2	--	1	178
Fidelity Series Government Bond Index Fund	8,278	1,383	48	23	--	126	9,739
Fidelity Series Government Money Market Fund 0.08%	1,026	294	279	--	--	--	1,041
Fidelity Series High Income Fund	934	118	--	12	--	23	1,075
Fidelity Series Inflation-Protected Bond Index Fund	8,310	1,133	35	--	--	192	9,600
Fidelity Series International Credit Fund	67	1	--	--	--	1	69
Fidelity Series International Growth Fund	6,326	974	424	--	19	547	7,442
Fidelity Series International Index Fund	2,641	403	64	--	1	134	3,115
Fidelity Series International Small Cap Fund	2,282	218	61	--	--	170	2,609
Fidelity Series International Value Fund	6,319	1,161	237	--	9	162	7,414
Fidelity Series Investment Grade Bond Fund	9,188	1,446	91	49	--	160	10,703
Fidelity Series Investment Grade Securitized Fund	6,437	998	75	3	--	32	7,392
Fidelity Series Large Cap Growth Index Fund	7,061	768	702	32	60	773	7,960
Fidelity Series Large Cap Stock Fund	7,760	808	325	--	42	527	8,812
Fidelity Series Large Cap Value Index Fund	14,782	1,625	374	--	7	764	16,804
Fidelity Series Long-Term Treasury Bond Index Fund	4,054	908	107	27	(21)	294	5,128
Fidelity Series Overseas Fund	6,337	1,017	432	--	38	469	7,429
Fidelity Series Real Estate Income Fund	564	50	--	1	--	30	644
Fidelity Series Short-Term Credit Fund	505	191	25	2	--	(1)	670
Fidelity Series Small Cap Opportunities Fund	3,740	465	114	--	16	91	4,198
Fidelity Series Treasury Bill Index Fund	1,632	640	68	--	--	--	2,204
Fidelity Series Value Discovery Fund	5,462	651	199	--	21	287	6,222
Total	$148,471	$20,059	$6,973	$206	$284	$7,849	$169,690

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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